Acquisitions - Transport Logistics Holding (Q3) (Details) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 29, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Estimated Assets Acquired:
Goodwill		$ 45,658,000	$ 45,658,000		$ 3,961,122	$ 3,961,122
Holdback amount			1,000,000	$ 0
Transaction expenses		274,000
TLH
Consideration Transferred:
Cash consideration	$ 5,000,000
Share consideration	10,126,000
Total consideration	15,126,000
Estimated Assets Acquired:
Goodwill	14,648,000
Total asset acquired	$ 15,126,000
Share consideration (in shares)	694,540
Share price (in dollars per share)	$ 14.58
Transaction expenses		$ 600,000	$ 600,000
TLH | Software technology
Estimated Assets Acquired:
Intangibles	$ 249,000
TLH | Trade name
Estimated Assets Acquired:
Intangibles	59,000
TLH | Customer relationships
Estimated Assets Acquired:
Intangibles	$ 170,000